Tax (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Summary of Tax on Profit for the Year	Tax on profit for the year

	United Kingdom			Other jurisdictions			Total
	2025	2024	2023	2025	2024	2023	2025	2024	2023
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Current tax[a]
Current period	15	24	16	306	292	245	321	316	261
Adjustments in respect of prior periods	2	–	–	(3)	–	12	(1)	–	12
	17	24	16	303	292	257	320	316	273
Deferred tax
Origination and reversal of temporary differences	12	11	1	(39)	(56)	(21)	(27)	(45)	(20)
Changes in tax rates and tax laws	–	–	–	–	–	2	–	–	2
Adjustments to unprovided or unrecognised deferred tax[b]	–	–	–	21	–	5	21	–	5
Adjustments in respect of prior periods	6	(2)	1	(5)	–	(1)	1	(2)	–
	18	9	2	(23)	(56)	(15)	(5)	(47)	(13)
Income tax charge for the year[c]	35	33	18	280	236	242	315	269	260
a.Includes $6m (2024: $2m, 2023: $nil) in respect of taxes arising under the Pillar Two framework.
b.In 2025, relates to tax arising following the completion of an intragroup restructuring.
c.‘Other jurisdictions’ includes $205m (2024: $169m, 2023: $172m) in respect of US taxes.

Summary of Tax Impacts on Exceptional Items	The income tax charge includes the following exceptional items:

	2025		2024		2023
	Current tax	Deferred tax	Current tax	Deferred tax	Current tax	Deferred tax
	$m	$m	$m	$m	$m	$m
Tax on operating exceptional items[a]	4	1	–	–	(3)	(4)
Exceptional tax charge[b]	(34)	13	–	–	–	–
		(16)		–		(7)
a.Comprises the tax impacts of the operating exceptional items in note 6.
b.Comprises a $34m current tax charge and a $34m deferred tax credit, both in respect of tax that arose on the acquisition of Holiday Inn in 1990, and a $21m deferred tax charge following the completion of an intra-group restructuring transaction, which otherwise has had no impact on the consolidated financial statements. These are presented as exceptional due to their size and non-recurring nature.

Summary of Reconciliation of Tax Charge	Reconciliation of tax charge

	2025	2024	2023
	%	%	%
Tax at UK blended rate	25.0	25.0	23.5
Tax credits	(0.5)	(0.6)	(0.5)
System Fund[a]	(0.1)	1.2	(1.3)
Foreign exchange losses/(gains)	(0.6)	1.0	(1.0)
Other permanent differences[b]	–	(0.5)	0.9
Non-recoverable foreign taxes	3.0	2.4	1.3
Net effect of different rates of tax[c]	0.4	1.5	1.5
Effect of substantive enactment of UAE tax rates and laws[d]	–	–	(0.9)
Effect of changes in other tax rates and laws	–	–	0.2
Items on which deferred tax arose but where no deferred tax is recognised[e]	0.2	0.2	0.2
Effect of adjustments to unprovided or unrecognised deferred taxes[f]	1.9	–	0.5
Adjustments to the tax charge in respect of prior periods[g]	–	(0.2)	1.3
	29.3	30.0	25.7
a.The System Fund is, in general, not subject to taxation.
b.Includes (0.8)%pts (2024: (1.0)%pts, 2023: (0.6)%pts) in respect of the US Foreign-Derived Intangible Income regime.
c.Includes 1.1%pts (2024: 1.2%pts, 2023: 1.3%pts) driven by the relatively high blended US rate, which includes US Federal and State taxes.
d.During 2023, law implementing a new corporate income tax regime was substantively enacted in the UAE. This resulted in the recognition of a deferred tax asset of $9m in the UAE. Absent further law change, this benefit is not likely to reoccur.
e.Predominantly in respect of losses arising in the year.
f.Adjustments relating to estimated recoverable deferred tax assets. In 2025, relates to a deferred tax charge following the completion of an intra-group restructuring transaction. In 2023, included 0.7%pts relating to the provision of previously unprovided deferred tax liabilities which arise on temporary differences in subsidiaries.
g.Relates to the finalisation of tax returns, activity from tax authorities such as tax audits and the reassessment of provisions for uncertain tax positions.

Summary of Taxes Paid

	2025	2024	2023
	$m	$m	$m
China[a]	13	11	5
Japan[a]	9	3	3
Mexico[b]	8	5	3
Singapore[a]	9	7	4
United Kingdom[b]	10	10	8
United States[b]	194	220	171
Other jurisdictions	17	15	12
	260	271	206
Taxes withheld at source	47	38	37
Tax paid per cash flow	307	309	243

Analysed as:
Exceptional tax paid[c]	34	–	–
Other	273	309	243
	307	309	243
a.Tax payments are typically based upon the previous year’s profits.
b.Tax payments are typically based upon the current year’s profits.
c.Exceptional tax paid of $34m in 2025 relates to the settlement of a tax liability in the United States which originally arose as a result of the acquisition of Holiday Inn in 1990 and became due for payment in 2025. There was no net impact on the tax charge for any year presented. The payment is classified as an exceptional cash flow due to its size and nature.

Summary of Reconciliation of Tax Paid to Total Current Tax Charge in Income Statement	A reconciliation of tax paid to the current tax charge in the Group income statement is as follows:

	2025	2024	2023
	$m	$m	$m
Current tax charge in the Group income statement	320	316	273
Current tax charge/(credit) in the Group statement of comprehensive income	2	(3)	(6)
Current tax credit taken directly to equity	(15)	(6)	(5)
Total current tax charge	307	307	262
Movements to tax contingencies[a]	(1)	(4)	(2)
Timing differences of cash tax paid and foreign exchange differences	1	6	(17)
Tax paid per cash flow	307	309	243
a.Tax contingency movements are included within the current tax charge but do not impact cash tax paid in the year. Settlements of tax contingencies are included within cash tax paid in the year but not recorded in the current year tax charge.

Summary of Deferred Tax	Deferred tax

	Property, plant, equipment and software	Application fees	Deferred gains on loan notes[a]	Associates	Losses[b]	Deferred compensation and employee benefits	Deferred revenue[c]	Research and development	Intangible assets excluding software	Other short-term temporary differences[d]	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 January 2024	(30)	42	(34)	(60)	76	95	–	15	(46)	8	66
Group income statement	21	–	–	1	(7)	9	30	18	(14)	(11)	47
Group statement of comprehensive income	–	–	–	–	(3)	–	–	–	–	(13)	(16)
Group statement of changes in equity	–	–	–	–	–	9	–	–	–	–	9
Exchange and other adjustments	–	–	–	–	(1)	–	–	–	–	(1)	(2)
At 31 December 2024	(9)	42	(34)	(59)	65	113	30	33	(60)	(17)	104
Group income statement	(1)	1	34	1	–	8	19	(17)	(14)	(26)	5
Group statement of comprehensive income	–	–	–	–	–	–	–	–	–	14	14
Group statement of changes in equity	–	–	–	–	–	(6)	–	–	–	–	(6)
Exchange and other adjustments	2	–	–	–	5	3	–	–	2	–	12
At 31 December 2025	(8)	43	–	(58)	70	118	49	16	(72)	(29)	129
a.In 2025, movement is in respect of tax arising on the acquisition of Holiday Inn in 1990. This is included within the exceptional tax charge.
b.Wholly in respect of revenue losses.
c.The movements in 2024 arose as a result of a revised agreement with the IHG Owners Association (see note 3) and deferred revenue in respect of co-branding agreements.
d.Primarily in respect of contract costs, right-of-use assets, unrealised foreign exchange and expected credit losses on trade receivables, none of which has a balance exceeding $20m.

Summary of Deferred Tax Balance After Offset of Assets and Liabilities and Analysis by Key Territory	The analysis of the deferred tax balance after considering the offset of assets and liabilities within entities where there is a legal right to do so and an analysis of the deferred tax balance showing all territories with balances greater than $10m in either the current or prior year are as follows:

	2025	2024
	$m	$m
Deferred tax assets	146	122
Deferred tax liabilities	(17)	(18)
	129	104

Analysed as:
United Arab Emirates	13	12
United Kingdom	92	99
United States	33	–
Other	(9)	(7)
	129	104

Summary of Unrecognised Deferred Tax Position	The total unrecognised deferred tax position is as follows:

	Gross		Unrecognised deferred tax
	2025	2024	2025	2024
	$m	$m	$m	$m
Revenue losses	480	432	84	75
Capital losses	630	580	158	146
	1,110	1,012	242	221
Tax credits	61	46	61	46
Other[a]	17	22	4	7
	1,188	1,080	307	274
a.Primarily relates to costs incurred for which tax relief has not been obtained.

Summary of Unrecognized Deferred Tax Based on Expiry Date	There is no expiry date to any of the above unrecognised assets other than for the losses and tax credits as shown in the table below:

	Gross		Unrecognised deferred tax
	2025	2024	2025	2024
Expiry date	$m	$m	$m	$m
2025	–	11	–	2
2026	6	7	1	1
2027	6	7	1	1
2029	10	10	10	10
2032	15	15	15	15
After 2032	34	21	34	21